TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 2,986,000	$ 3,922,000	$ 5,443,000	$ 4,202,000
Prepayments of impairment	583,000	562,000
Finance lease receivable	293,000	506,000
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 151,000	$ 291,000